Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Expected credit loss in loans receivable	$ 25,166	$ 20,650
Change in fair value of loan receivable	$ 8,624	$ 7,825
Andrey Fadeev
Related party transactions
Key shareholders ownership percentage	20.10%
Boris Gertsovsky
Related party transactions
Key shareholders ownership percentage	20.10%
Dmitrii Bukhman
Related party transactions
Key shareholders ownership percentage	18.80%
Igor Bukhman
Related party transactions
Key shareholders ownership percentage	18.80%